Finance Cost - Schedule of Finance Cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest expenses on:
Bank borrowings		$ 2,250	$ 3,040
Lease liabilities	32,750	7,231	6,601
Other borrowings	104,244	122,421	10,145
Convertible notes	483,000
Bank charges for investment securities		10	389
Total	$ 619,994	$ 131,912	$ 20,175